Financial assets at fair value through profit or loss - Equity Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 7,795,950	$ 5,653,673
Prisma Medios de Pago S.A
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	6,033,808	4,129,157
Mercado de Valores de Buenos Aires S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	154,000	109,423
BYMA-Bolsas y Mercados Argentinos S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	136,274	85,576
Investment Funds
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 1,471,868	$ 1,329,517